Related Parties	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 14—RELATED PARTIES

Offsetting Management Services Agreement

On April 5, 2019, the Company entered into an offsetting management services agreement with 1847 Partners LLC (the "Manager"), a company owned and controlled by Ellery W. Roberts, the Company's chairman and controlling shareholder of 1847 Holdings.

Pursuant to the offsetting management services agreement, the Company appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $62,500 or 2% of adjusted net assets (as defined in the offsetting management services agreement); provided, however, that, (i) pro-rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of 1847 Holdings' gross income with respect to such fiscal year, then the management fee to be paid by the Company for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of 1847 Holdings, until the aggregate amount of the management fee paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of 1847 Holdings' gross income with respect to such fiscal year, and (iii) if the aggregate amount the management fee paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the aggregate amount of the parent management fee (as defined in the offsetting management services agreement) with respect to such fiscal quarter, then the management fee to be paid by the Company for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the management fee paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to such fiscal quarter, does not exceed the parent management fee calculated and payable with respect to such fiscal quarter.

On April 21, 2020, the Company entered into an amendment to the offsetting management services agreement, pursuant to which the quarterly management fee was amended to provide for a flat fee of $62,500, as opposed to the greater of $62,500 or 2% of adjusted net assets, which amendment will became effective upon closing of the IPO on August 4, 2020.

The Company shall also reimburse the Manager for all costs and expenses of the Company which are specifically approved by the board of directors of the Company, including all out-of-pocket costs and expenses, that are actually incurred by the Manager or its affiliates on behalf of Goedeker in connection with performing services under the offsetting management services agreement.

The Company expensed $62,500 and $58,790 in management fees for the six months ended June 30, 2020 and 2019, respectively. Payment of the management fee is subordinated to the payment of interest on the 9% subordinated promissory note (see Note 11), such that no payment of the management fee may be made if the Company is in default under the note with regard to interest payments and, for the avoidance of doubt, such payment of the management fee will be contingent on the Company being in good standing on all associated loan covenants. In addition, during the period that that any amounts are owed under the 9% subordinated promissory note or the earn out payments, the annual management fee shall be capped at $250,000. The rights of the Manager to receive payments under the offsetting management services agreement were also subordinate to the rights of Burnley and SBCC under separate subordination agreements that the Manager entered into with Burnley and SBCC on April 5, 2019. Accordingly, $188,653 due the Manager is classified as an accrued liability as of June 30, 2020.

Advances

As of June 30, 2020, the Manager had funded the Company $78,959 in related party advances. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

As discussed in Note 12, on April 5, 2019, 1847 Holdings issued 50,000 common shares and 200,000 warrants to Leonite in order to induce Leonite to extend credit to the Company. The common shares of 1847 Holdings were valued at $137,500. As part of the modification to this convertible note payable, 1847 Holdings also granted an additional 200,000 warrants to purchase 1847 Holdings’ common shares to Leonite.